                                                     ANNUAL REPORT JUNE 30, 1999
------------------------------------------------------------------------

CUTLER EQUITY INCOME FUND          Cutler & Company, LLC      Forum Shareholder
CUTLER VALUE FUND                  503 Airport Road               Services, LLC
                                   Medford, Oregon 97504    Two Portland Square
                                                          Portland, Maine 04101

--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

We are pleased to present our Annual Report for the fiscal year ended June 30, 1999. This has been another extraordinary year for the markets, much like last year with newly-issued stocks trading wildly, the broad range of smaller issues just treading water, and a mere handful of large, dominant issues leading the market higher. The S&P 500 Index of common stocks increased 22.76%. On page 3, our life-of-fund data are compared with this index.

We are pleased to tell you that Mr. John A. Nyheim, our Chief Investment Strategist, will join Mr. Kenneth R. Cutler as co-manager of the Cutler Equity Income Fund in the October quarter. This team will be assisted by Mr. Michael A. Kijesky, Senior Equity Analyst and Portfolio Manager. On January 1, 2000, Mr. Cutler will retire from active portfolio management but will remain as Chairman of the Cutler Trust.

During the quarter just ended, the Cutler "Approved List Fund" was renamed "Value Fund" and the former criteria were removed. Portfolio Manager Robert W. Lamberti, CFA, has used this new flexibility very constructively.

We continue to believe that in times of rapidly changing markets investors will be rewarded by conservative stock selection and close attention to fundamental economic and market shifts. As always, if you have any questions, please let us help.

Sincerely,

/s/ Kenneth R. Cutler                           /s/ Brooke R. Ashland
Kenneth R. Cutler                               Brooke R. Ashland
Chairman of the Board                           Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

--------------------------------------------------------------------------------
THE CUTLER TRUST

INVESTMENT ADVISER'S REPORT JUNE 30, 1999
--------------------------------------------------------------------------------

Last year we stated: "For the moment, America seems to be enjoying the best of all worlds. Any literate and willing worker can find a job, companies make increasing profits just by intelligently holding out their hand, and miraculously prices don't go up (except on things you buy). We are dealing with a worldwide flow of financial transactions of such size, and traveling at such speed, as to be only vaguely comprehensible. It is easy to see why irrational exuberance can dance around the margins." This year we cautiously continue those observations except to note that values continue to exist amidst the confusion.

Over many years we have discussed the relationship of the Dow Jones Industrial Average (the "Dow") to the Gross Domestic Product ("GDP"). This seems to have served as a "rationality ratio", with the Dow related to the GDP expressed in billions. For the past five fiscal years this ratio has been 70%, 75%, 97%, 107% and 127%, respectively. The historic parameters seem to be between 60% in depressed times and 140% during prosperous times. By this measure, however imperfect, both the market and the economy appear worthy of increasingly close scrutiny and research.

ECONOMIC OUTLOOK

The US economy continues to shake off external shocks as it records quarter after quarter of real growth. We expect this solid performance to carry through as the housing market remains strong, inventories remain in check, and strong business investment continues. We would generally agree with consensus GDP growth estimates, which are in the 3% range. Our US inflation expectation is for a slight uptick, from the sub 2% level, due to the strength of the dollar and the potential for real price increases in select commodities.

There are, however, potential imbalances that need to be watched as the year progresses, which include the very low to non-existent consumer savings rate, potentially inflation-triggering unemployment levels, a large foreign trade imbalance, and the continued government surplus at the federal as well as local levels.

Corporate profits should also continue higher as free cash flow is strong allowing for continued capital investment and renewed share repurchase programs. The recent surge in corporate debt refinancing will also aid the bottom line going forward. Additionally, the corporate sector should grow faster than GDP as government spending is flat and the non-corporate private sector is held back by no-growth areas like agriculture. Finally, evidence is mounting that the global economic decline has ended and is moving forward again providing lift for the multinational corporate profit outlook.

EQUITY INCOME FUND

This fund historically has been criteria-based and discipline-driven. Typically, we concentrate in the top quartile of our Approved List (the "List") as arrayed to assist our selection of those issues most likely to reflect our current strategy, which is total return. Since this is a concentrated strategy, we may hold some temporary cash reserves pending redeployment. At June 30, 1999, we held 13.4% of the portfolio in U.S. Treasury Bills, vs. 11.6% last year. During the coming year, we expect to expand the List, update the criteria, and add to focused analysis of issues.

VALUE FUND

During the past quarter this fund has converted from automatically holding 90% or more of issues on the Approved List to selectively holding those issues believed to represent the best values available in the broad spectrum of high-quality investments. This will be continued and expanded during the coming year.

--------------------------------------------------------------------------------

THE CUTLER TRUST

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 1999

--------------------------------------------------------------------------------

These charts reflect a comparison of changes in value of a $10,000 investment in the Cutler Equity Income Fund and Cutler Value Fund since inception, including reinvestment of all dividends and distributions, and the performance of the Standard & Poor's 500 Index ("S&P 500 Index"). The S&P 500 Index is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The S&P 500 Index does not reflect expenses, which have been deducted from each Fund's return. Individuals cannot invest in an index.

Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Total return for the funds would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

                           Cutler Equity Income Fund
                               vs. S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY INCOME FUND

DATE          CUTLER EQUITY INCOME FUND       S&P 500 INDEX
----          -------------------------       -------------
12/30/92           10,000.00                     10,000.00
01/31/93            9,770.00                     10,083.53
02/28/93            9,920.00                     10,220.91
03/31/93           10,110.00                     10,436.55
04/30/93            9,868.57                     10,184.30
05/31/93            9,979.22                     10,455.93
06/30/93           10,044.61                     10,486.46
07/31/93           10,135.47                     10,444.28
08/31/93           10,549.37                     10,839.75
09/30/93           10,584.70                     10,754.18
10/31/93           10,838.41                     10,976.46
11/30/93           10,533.96                     10,872.31
12/31/93           10,508.59                     11,003.80
01/31/94           10,733.04                     11,377.55
02/28/94           10,314.74                     11,068.99
03/31/94            9,896.44                     10,587.05
04/30/94            9,999.31                     10,722.92
05/31/94           10,163.91                     10,898.44
06/30/94            9,906.72                     10,631.54
07/31/94           10,113.98                     10,980.39
08/31/94           10,487.03                     11,429.80
09/30/94           10,259.05                     11,150.80
10/31/94           10,394.73                     11,400.49
11/30/94           10,071.20                     10,985.85
12/31/94           10,205.31                     11,148.47
01/31/95           10,744.10                     11,437.35
02/28/95           11,018.77                     11,882.65
03/31/95           11,145.55                     12,232.73
04/30/95           11,390.39                     12,592.70
05/31/95           11,837.49                     13,095.01
06/30/95           11,752.32                     13,398.95
07/31/95           11,891.72                     13,843.04
08/31/95           11,966.78                     13,877.71
09/30/95           12,653.05                     14,463.05
10/31/95           12,598.98                     14,411.41
11/30/95           13,150.52                     15,043.42
12/31/95           13,717.76                     15,333.18
01/31/96           13,960.16                     15,854.44
02/29/96           13,938.13                     16,001.83
03/31/96           14,136.45                     16,155.93
04/30/96           14,103.14                     16,393.88
05/31/96           14,336.34                     16,816.00
06/30/96           14,447.39                     16,880.09
07/31/96           14,045.76                     16,134.66
08/31/96           14,179.64                     16,475.49
09/30/96           15,016.36                     17,401.97
10/31/96           15,824.42                     17,881.76
11/30/96           16,744.70                     19,232.21
12/31/96           16,225.62                     18,851.22
01/31/97           17,234.33                     20,028.29
02/28/97           17,738.69                     20,185.52
03/31/97           17,146.99                     19,357.71
04/30/97           18,060.51                     20,512.34
05/31/97           18,899.96                     21,760.37
06/30/97           19,887.55                     22,734.73
07/31/97           20,828.68                     24,543.17
08/31/97           19,602.74                     23,169.24
09/30/97           20,729.61                     24,437.39
10/31/97           20,096.17                     23,622.16
11/30/97           21,027.70                     24,714.75
12/31/97           21,637.48                     25,138.88
01/31/98           21,774.25                     25,416.64
02/28/98           22,745.34                     27,248.75
03/31/98           23,765.66                     28,643.01
04/30/98           23,546.37                     28,931.07
05/31/98           23,244.85                     28,434.33
06/30/98           24,182.31                     29,588.42
07/31/98           24,264.75                     29,274.19
08/31/98           21,489.28                     25,047.00
09/30/98           22,305.44                     26,651.68
10/31/98           23,834.72                     28,817.64
11/30/98           24,647.58                     30,563.50
12/31/98           26,284.03                     32,323.59
01/31/99           26,620.55                     33,674.75
02/28/99           26,142.34                     32,628.47
03/31/99           26,493.03                     33,933.55
04/30/99           26,776.94                     35,247.66
05/31/99           25,996.17                     34,416.52
06/30/99           27,925.03                     36,325.02

AVERAGE ANNUAL TOTAL RETURN

                                                                   SINCE
                                                                  INCEPTION       VALUE
                                ONE YEAR           FIVE YEAR     ON 12/30/92     6/30/99
                                --------           ---------     -----------     -------
Cutler Equity Income             15.48%             23.03%        17.12%          $27,925
S&P 500 Index                    22.76%             27.84%        21.96%          $36,325

                               Cutler Value Fund
                               vs. S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

VALUE FUND

DATE              CUTLER VALUE FUND           S&P 500 INDEX
----              -----------------           -------------
12/30/92           10,000.00                     10,000.00
01/31/93            9,770.00                     10,083.53
02/28/93            9,950.00                     10,220.91
03/31/93           10,100.00                     10,436.55
04/30/93            9,989.45                     10,184.30
05/31/93           10,150.25                     10,455.93
06/30/93           10,165.32                     10,486.46
07/31/93           10,054.50                     10,444.28
08/31/93           10,477.64                     10,839.75
09/30/93           10,351.70                     10,754.18
10/31/93           10,544.15                     10,976.46
11/30/93           10,392.22                     10,872.31
12/31/93           10,498.57                     11,003.80
01/31/94           10,661.34                     11,377.55
02/28/94           10,356.15                     11,068.99
03/31/94            9,995.01                     10,587.05
04/30/94           10,107.54                     10,722.92
05/31/94           10,271.23                     10,898.44
06/30/94           10,056.39                     10,631.54
07/31/94           10,313.45                     10,980.39
08/31/94           10,796.74                     11,429.80
09/30/94           10,539.67                     11,150.80
10/31/94           10,674.13                     11,400.49
11/30/94           10,363.84                     10,985.85
12/31/94           10,583.63                     11,148.47
01/31/95           10,906.24                     11,437.35
02/28/95           11,291.29                     11,882.65
03/31/95           11,509.83                     12,232.73
04/30/95           11,739.82                     12,592.70
05/31/95           12,147.52                     13,095.01
06/30/95           12,301.72                     13,398.95
07/31/95           12,532.83                     13,843.04
08/31/95           12,595.87                     13,877.71
09/30/95           13,150.02                     14,463.05
10/31/95           13,086.70                     14,411.41
11/30/95           13,772.69                     15,043.42
12/31/95           14,097.22                     15,333.18
01/31/96           14,510.60                     15,854.44
02/29/96           14,574.20                     16,001.83
03/31/96           14,661.64                     16,155.93
04/30/96           14,768.04                     16,393.88
05/31/96           15,055.31                     16,816.00
06/30/96           15,132.45                     16,880.09
07/31/96           14,481.48                     16,134.66
08/31/96           14,726.93                     16,475.49
09/30/96           15,551.32                     17,401.97
10/31/96           15,883.34                     17,881.76
11/30/96           16,868.68                     19,232.21
12/31/96           16,478.01                     18,851.22
01/31/97           17,253.95                     20,028.29
02/28/97           17,652.70                     20,185.52
03/31/97           17,073.97                     19,357.71
04/30/97           17,981.70                     20,512.34
05/31/97           18,878.63                     21,760.37
06/30/97           19,851.19                     22,734.73
07/31/97           21,161.61                     24,543.17
08/31/97           19,786.22                     23,169.24
09/30/97           20,836.72                     24,437.39
10/31/97           20,380.91                     23,622.16
11/30/97           21,401.04                     24,714.75
12/31/97           21,956.66                     25,138.88
01/31/98           22,050.79                     25,416.64
02/28/98           23,333.36                     27,248.75
03/31/98           24,633.58                     28,643.01
04/30/98           24,562.89                     28,931.07
05/31/98           24,032.76                     28,434.33
06/30/98           24,793.80                     29,588.42
07/31/98           24,369.17                     29,274.19
08/31/98           21,396.74                     25,047.00
09/30/98           22,444.17                     26,651.68
10/31/98           24,062.51                     28,817.64
11/30/98           25,149.28                     30,563.50
12/31/98           25,901.35                     32,323.59
01/31/99           25,716.67                     33,674.75
02/28/99           25,578.16                     32,628.47
03/31/99           26,059.87                     33,933.55
04/30/99           28,607.19                     35,247.66
05/31/99           28,128.60                     34,416.52
06/30/99           29,281.84                     36,325.02

AVERAGE ANNUAL TOTAL RETURN

                                                                   SINCE
                                                                  INCEPTION       VALUE
                                ONE YEAR           FIVE YEAR     ON 12/30/92     6/30/99
                                --------           ---------     -----------     -------
Cutler Value Fund                18.10%             23.83%        17.98%          $29,282
S&P 500 Index                    22.76%             27.84%        21.96%          $36,325

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                       VALUE
            COMMON STOCK (82.2%)

            BANKS (1.4%)
    7,200   J.P. Morgan & Co., Inc.                                 $  1,011,600
                                                                    ------------

            BUSINESS SERVICES (4.3%)
   35,000   Automatic Data Processing, Inc.                            1,540,000
   30,000   Electronic Data Systems Corp.                              1,696,875
                                                                    ------------
                                                                       3,236,875
                                                                    ------------

            CHEMICALS (2.3%)
   13,500   Dow Chemical Co.                                           1,712,812
                                                                    ------------

            COMMUNICATIONS EQUIPMENT (6.4%)
   50,000   Lucent Technologies, Inc.                                  3,371,875
   15,000   Motorola, Inc.                                             1,421,250
                                                                    ------------
                                                                       4,793,125
                                                                    ------------

            COMPUTER & OFFICE EQUIPMENT (3.3%)
   15,000   Hewlett-Packard Co.                                        1,507,500
   15,000   Pitney Bowes, Inc.                                           963,750
                                                                    ------------
                                                                       2,471,250
                                                                    ------------

            DRUGS & PHARMACEUTICALS (5.4%)
   34,000   Bristol-Myers Squibb Co.                                   2,394,876
   15,000   Pfizer, Inc.                                               1,646,250
                                                                    ------------
                                                                       4,041,126
                                                                    ------------

            DRUGSTORES (4.3%)
  110,000   Walgreen Co.                                               3,231,250
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                       VALUE
            ELECTRIC MACHINERY (7.9%)
   15,000   General Electric Co.                                    $  1,695,000
   26,500   Rockwell International Corp.                               1,609,875
   18,000   Texas Instruments, Inc.                                    2,610,000
                                                                    ------------
                                                                       5,914,875
                                                                    ------------

            FABRICATED METAL PRODUCTS (1.7%)
   15,000   Illinois Tool Works, Inc.                                  1,230,000
                                                                    ------------

            FOREST PRODUCTS (1.5%)
   20,000   Kimberly-Clark Corp.                                       1,140,000
                                                                    ------------

            GENERAL MERCHANDISE TRADE (5.2%)
   80,000   Wal-Mart Stores, Inc.                                      3,860,000
                                                                    ------------

            GLASS, OTHER BUILDING MATERIALS (3.3%)
   35,000   Corning, Inc.                                              2,454,375
                                                                    ------------

            INSTRUMENTS & RELATED PRODUCTS (4.7%)
   16,500   Honeywell, Inc.                                            1,911,937
   27,000   Xerox Corp.                                                1,594,687
                                                                    ------------
                                                                       3,506,624
                                                                    ------------

            INSURANCE CARRIERS (1.5%)
   15,000   Marsh & McLennan Cos., Inc.                                1,132,500
                                                                    ------------

            NONDEPOSITORY CREDIT INSTITUTIONS (1.6%)
   25,000   Household International, Inc.                              1,184,375
                                                                    ------------

            PRINTING & PUBLISHING (1.2%)
   10,000   Tribune Co.                                                  871,250
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                       VALUE
            PROPERTY & CASUALTY INSURANCE (2.4%)
   15,000   American International Group, Inc.                       $ 1,755,937
                                                                     -----------

            RESTAURANTS (3.9%)
   70,000   McDonald's Corp.                                           2,891,876
                                                                     -----------

            SECURITIES, BROKERS, DEALERS & ADVISORS (2.2%)
   20,000   Merrill Lynch & Co., Inc.                                  1,598,751
                                                                     -----------

            SOAPS (3.3%)
   25,000   Colgate-Palmolive Co.                                      2,468,750
                                                                     -----------

            TRANSPORTATION EQUIPMENT (2.1%)
   22,000   United Technologies Corp.                                  1,577,125
                                                                     -----------

            VOICE & DATA TRANSMISSION (12.3%)
   45,000   AT&T Corp.                                                 2,511,564
   70,000   BellSouth Corp.                                            3,281,250
   57,800   SBC Communications, Inc.                                   3,352,400
                                                                     -----------
                                                                       9,145,214
                                                                     -----------

            TOTAL COMMON STOCK (COST $42,251,655)                     61,229,690
                                                                     -----------

            U.S. GOVERNMENT OBLIGATIONS (13.4%)
10,029,000  U.S. Treasury Bills, 3.76% yield, 7/8/99 (cost
            $10,021,785)                                              10,021,785
                                                                     -----------

            SHORT-TERM HOLDINGS (4.4%)
2,626,576   Forum Daily Assets Cash Fund                               2,626,576
  655,444   Forum Daily Assets Government Obligations Fund               655,444
                                                                     -----------

            TOTAL SHORT-TERM HOLDINGS (COST $3,282,020)                3,282,020
                                                                     -----------

            TOTAL INVESTMENTS (100.0%) (COST $55,555,460)            $74,533,495
                                                                     -----------
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            COMMON STOCK (97.6%)

            BANKS (16.3%)
  25,200    Bank of America Corp.                                    $ 1,847,475
  28,150    Bank One Corp.                                             1,676,684
  30,200    First Union Corp.                                          1,419,400
  37,600    Wells Fargo Co.                                            1,607,400
                                                                     -----------
                                                                       6,550,959
                                                                     -----------

            BUSINESS SERVICES (0.6%)
   4,000    Electronic Data Systems Corp.                                226,251
                                                                     -----------

            CHEMICALS (4.3%)
  10,300    E.I. Du Pont de Nemours & Co.                                703,618
  24,300    Rohm & Haas Co.                                            1,041,862
                                                                     -----------
                                                                       1,745,480
                                                                     -----------

            COMPUTER & OFFICE EQUIPMENT (7.7%)
  22,000    Apple Computer, Inc.*                                      1,018,875
  20,500    Hewlett-Packard Co.                                        2,060,250
                                                                     -----------
                                                                       3,079,125
                                                                     -----------

            DRUGS & PHARMACEUTICALS (2.8%)
  24,400    Abbott Laboratories                                        1,110,200
                                                                     -----------

            DURABLE GOODS-WHOLESALE (0.4%)
   3,000    W.W. Grainger, Inc.                                          161,438
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            ELECTRIC MACHINERY (2.5%)
  11,900    Emerson Electric Co.                                     $   748,212
   4,000    Rockwell International Corp.                                 243,000
                                                                     -----------
                                                                         991,212
                                                                     -----------

            ELECTRIC, GAS & UTILITY COMPANIES (5.8%)
   8,800    CMS Energy Corp.                                             368,500
   6,500    Consolidated Natural Gas Co.                                 394,875
  22,000    Duke Energy Corp.                                          1,196,250
   8,500    Peco Energy Co.                                              355,938
                                                                     -----------
                                                                       2,315,563
                                                                     -----------

            FABRICATED METAL PRODUCTS (2.9%)
  14,500    Cooper Industries, Inc.                                      754,000
   5,000    Illinois Tool Works, Inc.                                    410,000
                                                                     -----------
                                                                       1,164,000
                                                                     -----------

            FOOD & SOFT DRINKS (17.2%)
   9,000    Archer Daniels Midland Co.                                   138,939
  14,200    Bestfoods, Inc.                                              702,900
  69,800    ConAgra, Inc.                                              1,858,425
  20,300    General Mills, Inc.                                        1,631,612
  14,900    H.J. Heinz Co.                                               746,862
   5,000    Hershey Foods Corp.                                          296,875
  67,100    Sara Lee Corp.                                             1,522,331
                                                                     -----------
                                                                       6,897,944
                                                                     -----------

            FOREST PRODUCTS (1.1%)
   6,300    Weyerhaeuser Co.                                             433,125
                                                                     -----------

            GENERAL MERCHANDISE TRADE (0.4%)
   4,500    May Department Stores Co.                                    183,938
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            GROCERY STORES (5.1%)
  39,400    Albertson's, Inc.                                        $ 2,031,562
                                                                     -----------

            INDUSTRIAL & COMMERCIAL MACHINERY (0.6%)
   7,000    Dover Corp.                                                  245,000
                                                                     -----------

            INSTRUMENTS & RELATED PRODUCTS (2.9%)
  10,200    Honeywell, Inc.                                            1,181,925
                                                                     -----------

            INSURANCE AGENTS, BROKERS & SERVICES (0.6%)
   3,000    Marsh & McLennan Cos., Inc.                                  226,500
                                                                     -----------

            NONDEPOSITORY CREDIT INSTITUTIONS (0.5%)
   4,000    Household International, Inc.                                189,501
                                                                     -----------

            PETROLEUM PRODUCTS (3.8%)
   8,900    Atlantic Richfield Co.                                       743,706
   8,050    Chevron Corp.                                                766,259
                                                                     -----------
                                                                       1,509,965
                                                                     -----------

            PRINTING & PUBLISHING (5.0%)
   2,000    Dow Jones & Co., Inc.                                        106,125
   3,000    Gannett Co., Inc.                                            214,125
  16,600    Knight-Ridder, Inc.                                          911,962
  11,000    McGraw-Hill Cos., Inc.                                       593,313
   5,000    R.R. Donnelley & Sons Co.                                    185,313
                                                                     -----------
                                                                       2,010,838
                                                                     -----------

            PROPERTY & CASUALTY INSURANCE (1.5%)
  21,500    Ace, Ltd.                                                    607,375
                                                                     -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (concluded)
JUNE 30, 1999
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                        VALUE
            RESTAURANTS (1.7%)
  17,000    McDonald's Corp.                                         $   702,313
                                                                     -----------

            SECURITIES, BROKERS, DEALERS & ADVISORS (1.2%)
   6,000    Merrill Lynch & Co., Inc.                                    479,626
                                                                     -----------

            TRANSPORTATION EQUIPMENT (0.4%)
   4,000    Boeing Co.                                                   176,750
                                                                     -----------

            VOICE & DATA TRANSMISSION (11.0%)
  18,500    AT&T Corp.                                                 1,032,531
  26,500    GTE Corp.                                                  2,007,375
  12,000    SBC Communications, Inc.                                     696,000
   7,700    Telecomunicacoes Brasileiras S.A., ADR                       694,443
                                                                     -----------
                                                                       4,430,349
                                                                     -----------

            WHOLESALE TRADE-NONDURABLE GOODS (1.3%)
  17,500    Sysco Corp.                                                  521,718
                                                                     -----------

            TOTAL COMMON STOCK (COST $34,282,426)                     39,172,657
                                                                     -----------

            SHORT-TERM HOLDINGS (2.4%)

 966,975    Forum Daily Assets Cash Fund (cost $966,975)                 966,975
                                                                     -----------

            TOTAL INVESTMENTS (100.0%) (COST $35,249,401)            $40,139,632
                                                                     -----------
                                                                     -----------

------------------------

*Non-income producing security.

ADR--American Depository Receipt

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
JUNE 30, 1999

                                                                         CUTLER
                                                                         EQUITY      CUTLER
                                                                         INCOME      VALUE
                                                                          FUND        FUND
                                                                       ----------  ----------
ASSETS
    Investments (Note 2)
      Investments at cost                                              $55,555,460 $35,249,401
      Net unrealized appreciation                                      18,978,035   4,890,231
                                                                       ----------  ----------
        Total investments at value                                     74,533,495  40,139,632

    Interest, dividends and other receivables                              75,774      67,677
    Receivable for Fund shares sold                                        17,923      16,629
    Other assets                                                            6,503       3,377
                                                                       ----------  ----------
Total Assets                                                           74,633,695  40,227,315
                                                                       ----------  ----------

LIABILITIES
    Dividends payable                                                       2,358      11,717
    Payable for Fund shares redeemed                                       19,052      21,401
    Payable to administrator (Note 3)                                       5,837       3,233
    Payable to investment adviser (Note 3)                                 43,777      24,245
    Payable to other related parties (Note 3)                                 707         140
    Accrued expenses and other liabilities                                 62,865      41,613
                                                                       ----------  ----------
Total Liabilities                                                         134,596     102,349
                                                                       ----------  ----------
NET ASSETS                                                             $74,499,099 $40,124,966
                                                                       ----------  ----------
                                                                       ----------  ----------

COMPONENTS OF NET ASSETS
    Paid-in capital                                                    $51,244,402 $22,105,840
    Undistributed (distributions in excess of) net investment income          247      (1,049)
    Net unrealized appreciation on investments                         18,978,035   4,890,231
    Accumulated net realized gain on investments                        4,276,415  13,129,944
                                                                       ----------  ----------
NET ASSETS                                                             $74,499,099 $40,124,966
                                                                       ----------  ----------
                                                                       ----------  ----------

Shares of Beneficial Interest, No Par Value                             4,743,653   2,119,470

NET ASSET VALUE, offering price and redemption price per share             $15.71      $18.93

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

--------------------------------------------------------------------------------

                                                                   CUTLER
                                                                   EQUITY            CUTLER
                                                                   INCOME            VALUE
                                                                    FUND              FUND
                                                              ----------------  ----------------
INVESTMENT INCOME
    Dividend income                                                   $671,657          $679,859
    Interest income                                                    699,543            83,295
                                                              ----------------  ----------------
Total Investment Income                                              1,371,200           763,154
                                                              ----------------  ----------------
EXPENSES
    Investment advisory (Note 3)                                       560,854           285,783
    Management (Note 3)                                                 74,781            38,104
    Transfer agent (Note 3)                                             17,138            15,272
    Shareholder services                                                 9,834               731
    Custodian                                                           21,655            17,710
    Accounting (Note 3)                                                 38,000            40,000
    Legal                                                               10,332             5,229
    Registration                                                        15,454            15,585
    Audit                                                               18,194            17,206
    Trustees                                                            16,347             8,294
    Miscellaneous                                                       16,826            14,722
                                                              ----------------  ----------------
Total Expenses                                                         799,415           458,636
                                                              ----------------  ----------------
NET INVESTMENT INCOME                                                  571,785           304,518
                                                              ----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain from investments                               5,346,419        15,455,769
    Net change in unrealized appreciation (depreciation) of
      investments                                                    4,912,910       (9,430,329)
                                                              ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     10,259,329         6,025,440
                                                              ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $10,831,114        $6,329,958
                                                              ----------------  ----------------
                                                              ----------------  ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                             CUTLER VALUE
                                             CUTLER EQUITY                       FUND
                                              INCOME FUND            ----------------------------
                                     -----------------------------                    Year Ended
                                      Year Ended      Year Ended      Year Ended       June 30,
                                     June 30, 1999   June 30, 1998   June 30, 1999       1998
                                     -------------   -------------   -------------   ------------
NET ASSETS -- BEGINNING OF PERIOD    $ 77,482,327    $ 62,522,934    $ 41,085,239    $35,277,381
                                     -------------   -------------   -------------   ------------
OPERATIONS
  Net investment income                   571,785         788,340         304,518        244,029
  Net realized gain from
    investments                         5,346,419      19,653,954      15,455,769      8,668,411
  Net change in unrealized
    appreciation (depreciation) of
    investments                         4,912,910      (6,744,979)     (9,430,329)      (674,549)
                                     -------------   -------------   -------------   ------------
  Net increase in net assets
    resulting from operations          10,831,114      13,697,315       6,329,958      8,237,891
                                     -------------   -------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM
  Net investment income                  (572,269)       (802,587)       (305,165)      (246,131)
  In excess of net investment
    income                                     --              --          (1,049)            --
  Net realized capital gain from
    investments                       (16,779,472)     (5,707,467)     (9,097,766)    (2,695,053)
                                     -------------   -------------   -------------   ------------
  Total distributions to
    shareholders                      (17,351,741)     (6,510,054)     (9,403,980)    (2,941,184)
                                     -------------   -------------   -------------   ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                        9,146,759      14,469,495       5,658,822      3,823,631
  Reinvestment of distributions        16,703,765       6,390,831       8,745,547      2,857,295
  Redemption of shares                (22,313,125)    (13,088,194)    (12,290,620)    (6,169,775)
                                     -------------   -------------   -------------   ------------
  Net increase from capital share
    transactions                        3,537,399       7,772,132       2,113,749        511,151
                                     -------------   -------------   -------------   ------------
  Net increase (decrease) in net
    assets                             (2,983,228)     14,959,393        (960,273)     5,807,858
                                     -------------   -------------   -------------   ------------
NET ASSETS -- END OF PERIOD
 (Including line (A))                $ 74,499,099    $ 77,482,327    $ 40,124,966    $41,085,239
                                     -------------   -------------   -------------   ------------
                                     -------------   -------------   -------------   ------------
(A) Accumulated undistributed
 (distributions in excess of) net
 investment income                   $        247    $        731    $     (1,049)   $       647
                                     -------------   -------------   -------------   ------------
                                     -------------   -------------   -------------   ------------
SHARE ACTIVITY
  Sale of shares                          587,072         882,203         313,236        193,037
  Reinvestment of distributions         1,196,788         406,537         544,005        155,031
  Redemption of shares                 (1,441,571)       (781,239)       (692,130)      (318,283)
                                     -------------   -------------   -------------   ------------
  Net increase in shares                  342,289         507,501         165,111         29,785
                                     -------------   -------------   -------------   ------------
                                     -------------   -------------   -------------   ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios (individually, a "Fund" and, collectively, the "Funds"). The Cutler Equity Income Fund and Cutler Value Fund each commenced operations on December 30, 1992. On April 26, 1999, Cutler Approved List Equity Fund was renamed Cutler Value Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

  These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

  The following summarizes the significant accounting policies of the Funds:

  SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

  DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
--------------------------------------------------------------------------------

  FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

  INVESTMENT ADVISER -- The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from Cutler Equity Income Fund and Cutler Value Fund at an annual rate of 0.75% of each Fund's average daily net assets.

  MANAGER -- The Trust has entered into a Management Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS is entitled to receive compensation at an annual rate of 0.10% of each Fund's average daily net assets.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT -- Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, provides services as the Funds' transfer agent and dividend disbursing agent pursuant to a separate agreement. For these services, FSS receives a fee of $1,000 per month, per Fund, plus certain other fees and expenses. Prior to September 28, 1998, Forum Financial Corp. served as the Funds' transfer agent and dividend disbursing agent for which it received the same compensation as FSS.

  OTHER SERVICE PROVIDERS -- Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for the Trust. FAcS is paid a fee for its portfolio accounting services of $36,000 per year for each Fund, subject to adjustments for the number and type of portfolio transactions. Forum Financial Services, Inc., a registered broker-dealer, acts as the Trust's distributor pursuant to a separate Distribution Agreement with the Trust for which it receives no compensation.

NOTE 4.  SECURITIES TRANSACTIONS

  The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the year ended June 30, 1999, were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          ------------------   -------------------
Cutler Equity Income Fund                    $37,099,931           $53,463,244
Cutler Value Fund                             39,798,383            46,104,379

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------

  For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1999, were as follows:

                                                Unrealized    Unrealized       Net
                                   Tax Cost    Appreciation  Depreciation  Appreciation
                                  -----------  ------------  ------------  ------------
Cutler Equity Income Fund         $55,585,826  $19,226,205   $   278,536   $18,947,669
Cutler Value Fund                  35,339,618    5,749,305       949,291     4,800,014

NOTE 5.  MISCELLANEOUS

  Prior to April 26, 1999, the Cutler Value Fund was called the "Cutler Approved List Equity Fund" (the "Fund"). On April 26, 1999, a special meeting of the shareholders of the Fund was held to vote on the following two proposals. Only shareholders of record on March 15, 1999, were entitled to vote. Both proposals were approved by the shareholders. Correspondingly, the Fund's name was changed to "Cutler Value Fund."

  Proposal 1. It was proposed that the Fund's investment objective be changed from "to seek current income and long-term capital appreciation by investing in at least 90% of the common stocks within the Adviser's "Approved List" to "to seek current income and long-term capital appreciation." The Fund now seeks to meet its objective by investing in "value" stocks -- stocks whose price/earnings ratios are lower relative to the S&P 500. The Fund is no longer required to invest any particular amount of its assets in the common stocks on the Approved List. The Fund, however, will be able to purchase companies that are listed on exchanges other than the New York Stock Exchange. The Fund is also no longer required to purchase companies that have paid dividends continuously for at least 20 years, but will focus on dividend paying stocks and will attempt to maintain a yield above the market average. Lastly, the Fund's restrictions that it only purchase companies that have commercial paper rated Prime-1 and senior debt rated in the three highest rating categories were eliminated.

  Proposal 2. It was proposed that the Fund's fundamental investment restriction on purchasing foreign investments be removed. The Fund is now able to invest a portion of its assets in foreign issuers through American Depositary Receipts. Although the Fund has no current intention of investing directly in the securities of foreign issuers or purchasing securities on a foreign market, removal of this investment limitation enables the Fund to make these investments in the future.

  ------------------------------------------------------------------------------

  THE CUTLER TRUST

  SUPPLEMENTARY INFORMATION (unaudited)
  ------------------------------------------------------------------------------

  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

  Income Dividends -- All the income and any short term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of income dividends that were qualifying dividends for the corporate dividends received deduction in Cutler Equity Income Fund and Cutler Value Fund were 100.00% and 32.26%, respectively.

  Capital Gain Dividends -- Cutler Equity Income Fund and Cutler Value Fund declared long term capital gain dividends of $16,779,472 and $9,075,317, respectively, for the fiscal year ended June 30, 1999.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                        CUTLER EQUITY INCOME FUND
                                          ------------------------------------------------------
                                                           Year Ended June 30,
                                          ------------------------------------------------------
                                            1999       1998       1997        1996        1995

Net Asset Value, Beginning of Period      $  17.60   $  16.06   $  12.95   $    10.96   $   9.56
                                          --------   --------   --------   ----------   --------
Investment Operations
  Net investment income                       0.12       0.19       0.24         0.35       0.36(a)
  Net realized and unrealized gain on
    investments                               2.06       3.05       4.30         2.13       1.40
                                          --------   --------   --------   ----------   --------
Total from Investment Operations              2.18       3.24       4.54         2.48       1.76
                                          --------   --------   --------   ----------   --------
Distributions From
  Net investment income                      (0.12)     (0.19)     (0.24)       (0.35)     (0.34)
  Net realized gain on investments           (3.95)     (1.51)     (1.19)       (0.14)     (0.02)
                                          --------   --------   --------   ----------   --------
Total Distributions                          (4.07)     (1.70)     (1.43)       (0.49)     (0.36)
                                          --------   --------   --------   ----------   --------
Net Asset Value, End of Period            $  15.71   $  17.60   $  16.06   $    12.95   $  10.96
                                          --------   --------   --------   ----------   --------
                                          --------   --------   --------   ----------   --------
Total Return                                15.48%     21.60%     37.65%       22.93%     18.63%

Ratio/Supplementary Data
Net assets at the end of year (in
  thousands)                               $74,499    $77,482    $62,523      $46,285    $41,470
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees             1.07%      1.10%      1.17%        0.98%      0.97%
  Expenses excluding
    reimbursement/waiver of fees             1.07%      1.10%      1.17%        0.98%      0.97%
  Net investment income                      0.76%      1.14%      1.67%        2.81%      3.49%

Portfolio Turnover Rate                     58.94%    118.59%     23.22%       57.08%     43.37%

(a) Calculated using the weighted average number of shares outstanding.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                             CUTLER VALUE FUND
                                          --------------------------------------------------------
                                                            Year Ended June 30,
                                          --------------------------------------------------------
                                            1999       1998        1997        1996        1995

Net Asset Value, Beginning of Period      $ 21.02    $ 18.33    $ 14.18      $ 11.71    $  9.78
                                          --------   --------   ----------   --------   ----------
Investment Operations
  Net investment income                      0.14       0.13       0.18         0.21       0.24(a)
  Net realized and unrealized gain on
    investments                              2.73       4.19       4.20         2.47       1.92
                                          --------   --------   ----------   --------   ----------
Total from Investment Operations             2.87       4.32       4.38         2.68       2.16
                                          --------   --------   ----------   --------   ----------
Distributions From
  Net investment income                     (0.14)     (0.13)     (0.18)       (0.21)     (0.23)
  In excess of net investment income            *         --         --           --         --
  Net realized gain on investments          (4.82)     (1.50)     (0.05)          --         --
                                          --------   --------   ----------   --------   ----------
Total Distributions                         (4.96)     (1.63)     (0.23)       (0.21)     (0.23)
                                          --------   --------   ----------   --------   ----------
Net Asset Value, End of Period            $ 18.93    $ 21.02    $ 18.33      $ 14.18    $ 11.71
                                          --------   --------   ----------   --------   ----------
                                          --------   --------   ----------   --------   ----------
Total Return                                18.10%     24.90%       31.18%     23.01%    22.33%

Ratio/Supplementary Data
Net assets at the end of year (in
  thousands)                              $ 40,125   $ 41,085   $   35,277   $ 30,248   $21,890
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees             1.20%      1.24%        1.25%      1.05%     1.00%
  Expenses excluding
    reimbursement/waiver of fees             1.20%      1.24%        1.25%      1.13%     1.23%
  Net investment income                      0.80%      0.65%        1.15%      1.65%     2.20%

Portfolio Turnover Rate                    110.02%     49.61%        3.86%      8.97%    23.42%

----------------------------------

(a) Calculated using the weighted average number of shares outstanding.

*   Per share data was less than $0.01.

--------------------------------------------------------------------------------

THE CUTLER TRUST

REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

To the Shareholders and Trustees
The Cutler Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Cutler Trust (the "Trust"), consisting of the Cutler Equity Income Fund and Cutler Value Fund (formerly Cutler Approved List Equity Fund), as of June 30, 1999, the related statements of operations for the year then ended, and of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Cutler Trust as of June 30, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the above stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 6, 1999

--------------------------------------------------------------------------------

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
JUNE 30, 1999

--------------------------------------------------------------------------------

                     KENNETH R. CUTLER
       [PHOTO]       Principal portfolio manager of the Equity Income Fund and of institutional equity portfolios managed separately by Cutler & Company, LLC with objectives similar to the Funds.

                     JOHN Y. KEFFER
       [PHOTO]       Sole shareholder and director of Forum Financial Group, LLC, which owns Forum
                     Shareholder Services, LLC, Transfer Agent, Forum Financial Services, Inc.,
                     Distributor and Forum Administrative Services, LLC, Manager for both Funds.

                     BROOKE R. ASHLAND
       [PHOTO]       Chief Executive Officer, Cutler & Company, LLC, Investment Adviser to the
                     trust.

                     DR. HATTEN S. YODER, JR.
       [PHOTO]       Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington,
                     and consultant to the Los Alamos National Laboratory. A member of the National
                     Academy of Sciences, and many national and international scientific bodies.

                     ROBERT B. WATTS, JR.
       [PHOTO]       Attorney in private practice. Formerly a senior level officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

                                                                THE CUTLER TRUST
------------------------------------------------------------------------

TABLE OF CONTENTS
JUNE 30, 1999
--------------------------------------------------------------------------------

                                            Page
                                            ----
Chairman's Letter to the Shareholders.......   1
Investment Adviser's Report.................   2
Comparison of Change in Value of $10,000
  Investment................................   3
Cutler Equity Income Fund Portfolio.........   4
Cutler Value Fund Portfolio.................   7
Statements of Assets and Liabilities........  11
Statements of Operations....................  12
Statements of Changes in Net Assets.........  13
Notes to Financial Statements...............  14
Supplementary Information (unaudited).......  17
Financial Highlights (Per Share Data).......  18
Report of Independent Auditors..............  20
Trustees of the Cutler Trust................  21

                                  Distributor
                         Forum Financial Services, Inc.

                             CUTLER & COMPANY, LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                               info @ cutler.com

------------------------------------------------

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, management experience, and other information.
-------------------------------------------

                                 CUTLER EQUITY
                                  INCOME FUND

                               CUTLER VALUE FUND

                                 ANNUAL REPORT
                                ---------------

                                 June 30, 1999